BORROWINGS	12 Months Ended
Dec. 31, 2022
BORROWINGS
BORROWINGS

18.    BORROWINGS

(a)   Short-term borrowings

Components of short-term borrowings as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Short-term borrowings	11,967,827	10,316,714
Long-term borrowings—current portion	1,371,540	2,102,456
Total short-term borrowings	13,339,367	12,419,170

The short-term borrowings outstanding as of December 31, 2021 and December 31, 2022 carried a weighted average interest rate of 3.28% and 3.10% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2022 were borrowings of RMB2,186 million, RMB120 million, and RMB1,002 million which are denominated and repayable in EUR, JPY and USD, respectively.

Details of the Group’s short-term borrowings as of December 31, 2022 are (RMB in thousands):

Type of loan	As of December 31, 2022	Guarantee/Collateral
Credit loan	4,055,137		a)
Letter of credit loan	2,792,460		a)
	256,313	Guaranteed by JinkoSolar Holding	b)
	167,000	Guaranteed by JinkoSolar Holding and certain shareholders of the Group	b)
Guaranteed by subsidiaries	50,000	Guaranteed by Jiangxi Jinko and certain shareholders of the Group	b)
of the Group and third parties	1,942,835	Guaranteed by Jiangxi Jinko	b)
and/or collateralized on the	1,329,716	Guaranteed by Zhejiang Jinko	b)
Group’s assets	20,197	Guaranteed by Agricultural Bank of China Shangrao Guangxin Branch	b)
	25,312	Guaranteed by China Export & Credit Insurance Corporation	b)
	1,132,645	Financings associated with failed sale-lease back transactions	c)
	647,555	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	12,419,170

a)	As of December 31, 2022, the Group had short-term bank borrowings of RMB4,055 million credit loans, and RMB2,792 million letter of credit loans. The remaining short-term bank borrowings of RMB4,439 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB256 million guaranteed by JinkoSolar Holding, RMB167 million guaranteed by JinkoSolar Holding and certain shareholders of the Group, RMB50 million guaranteed by Jiangxi Jinko and certain shareholders of the Group, RMB1,943 million guaranteed by Jiangxi Jinko, RMB1,330 million guaranteed by Zhejiang Jinko, RMB20 million guranteed by Agricultural Bank of China Shangrao Guangxin Branch, and RMB25 million guranteed by China Export & Credit Insurance Corporation, respectively.
c)	As of December 31, 2022, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,463 million under long-term borrowings, and RMB1,133 million as current portion (Note 18).
d)	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.

In addition, included in these borrowings there were borrowings of RMB120 million guaranteed by Jinkosolar Holding, RMB100 million guaranteed by JinkoSolar Holding and Zhejiang Jinko, and RMB288 million guaranteed by Jiangxi Jinko.

The net book value of the total collateralized accounts receivables, land use right, building, equipment, inventories was RMB1,006 million, RMB169 million, RMB1,102 million, RMB4,108 million and RMB2,809 million, respectively as of December 31, 2022.

(b)   Long-term borrowings

Components of short-term borrowings as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Long-term bank borrowings	590,013	3,329,075
Long-term financings associated with failed sale-leaseback transactions	2,756,452	2,595,686
Other long-term borrowings	7,921,530	9,200,490
Less: Current portion of long-term borrowings	(99,256)	(969,811)
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,272,284)	(1,132,645)
Total long-term borrowings	9,896,455	13,022,795

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2023	3,862,228
2024	2,875,790
2025	5,085,899
2026	2,110,558
2027	625,033
Thereafter	565,743
Total	15,125,251

1)    Long-term bank borrowings

In 2021, the Group entered into a 3-year loan agreement with Deutsche Bank Co.,LTD. for a principle amount of USD12 million (RMB75 million) with the interest rate of 1.92%, which was repayable from March 2022 to December 2024. As of December 31, 2022, the total outstanding balances amounted to RMB55 million, including RMB27 million (USD4 million) due in December 2023.

In 2021, the Group entered into two separate 5-year loan agreements with Industrial Bank Co.,LTD. for a principle amount of RMB100 million and RMB19 million with the interest rate of 5.30% and 5.30%, respectively, which were repayable from December 2021 to December 2026. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB119 million and RMB81 million, respectively, including RMB5 million due in December 2022, which was repaid in 2022 and RMB18 million due in December 2023.

In 2022, the Group entered into a 5-year loan agreement with Industrial Bank Co.,LTD. for a principle amount of RMB190 million with the interest rate of 4.3%, which is repayable from September 2022 to March 2027. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB190 million, including RMB27 million due in March 2023.

In 2022, the Group entered into a 2-year loan agreement with Bank of Communications for a principle amount of RMB100 million with the interest rate of 3.65%, which is due and payable in July 2024. The borrowing was guaranteed by Jinko Sichuan, Jinko Chuxiong and Jinko Shangrao and collateralized on the Group’s certain equipment with the net book value of RMB110 million. As of December 31, 2022, the total outstanding balances amounted to RMB100 million.

In 2022, the Group entered into a 2-year loan agreement with the Export-Import Bank of China for a principle amount of RMB817 million (EUR110 million) and RMB208 million (EUR28 million) with the interest rate of 2.10% and 2.70%, which is due and payable in October 2023 and September 2024, respectively.

In 2022, the Group entered into a 3-year loan agreement with Industrial Bank CO. LTD for a principle amount of RMB150 million with the interest rate of 4.1%, which is due and payable from September 2022 to March 2025. As of Decemeber 31, 2022, the outstanding balances amounted to RMB149 million.

In 2022, the Group entered into a 7-year revolving loan facility agreement with a financial consortium constitued by Agricultural Bank of China, China Construction Bank, China CITIC Bank and China Everbright bank CO., ltd in an aggregate principle amount not exceeding RMB2.4 billion. Borrowings drawn down from the loan facility were guaranteed by Jiangxi Jinko. As of December 31, 2022, the Group drew down borrowings from the bank facility with the amount of RMB397 million with the interest rate of 4.1% which were repayable from November 2022 to Febrary 2029. As of December 31, 2022, the total outstanding balances amounted to RMB397 million, including RMB27 million due in June 2023.

In 2022, the Group entered into a 7-year loan agreement with Industrial Bank Co.,LTD. for a principle amount of RMB31 million with the interest rate of 3.95%, which was repayable in December 2029. The borrowing was guaranteed by Jiangxi Jinko.

In 2022, the Group entered into a 3-year loan agreement with China Everbright bank CO., ltd. for a principle amount of RMB240 million with the interest rate of 4%, which was repayable in March 2025. The borrowing was guaranteed by Jiangxi Jinko. As of Decemeber 31, 2022, the outstanding balances amounted to RMB240 million.

In 2022, the Group entered into a 3-year loan agreement with Bank of Shanghai Co.,Ltd. for a principle amount of RMB100 million with the interest rate of 3.65%. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB100 million, including RMB10 million due in September 2023.

In 2022, the Group entered into a 3-year loan agreement with China Construction Bank for a principle amount of RMB80 million with the interest rate of 4.10%, which is due and payable in June 2025.

In 2022, the Group entered into a 3-year loan agreement with Industrial Bank Co.,LTD. for a principle amount of RMB100 million, RMB100 million and RMB200 million with the interest rate of 4.1%, which is due and payable from September 2022 to March 2025. As of Decemeber 31, 2022, the outstanding balances amounted to RMB400 million, including RMB0.06 million due on Decemeber 31, 2023. The borrowing was guaranteed by Jiangxi Jinko and collateralized on the Group’s certain land use rights and buildings with the net book value of RMB38 million and RMB366 million, respectively.

In 2022, the Group entered into a 3-year loan agreement with China Everbright Bank for a principle amount of RMB50 million with the interest rate of 3.65%, which is due and payable from April 2023 to March 2024. The borrowing was guaranteed by Jianxi Jinko. As of Decemeber 31, 2022, the outstanding balances amounted to RMB50 million, including RMB0.5 million due in October 2023.

In 2022, the Group entered into a 3-year loan agreement with Hua Xia Bank for a principle amount of RMB70 million with the interest rate of 3.40%, which is repayable from March 2023 to in October 2025. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB70 million, including RMB10 million due in September 2023.

In 2022, the Group entered into a 5-year loan agreement with Fudian Bank. for a principle amount of RMB17 million with the interest rate of 5.10%, which were repayable from December 2022 to March 2027. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB16 million, including RMB3 million due in December 2023.

In 2022, the Group entered into three separate 5-year loan agreements with Industrial Bank Co.,LTD. for a principle amount of RMB25 million,RMB92 million and RMB21 million with the interest rate of 4.80%,4.60% and 4.60%, respectively, which were repayable from December 2022 to December 2028. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB138 million, including RMB26 million due in December 2023.

In 2022, the Group entered into a 2-year loan agreement with China Everbright Bank. for a principle amount of RMB50 million with the interest rate of 3.5%,which was due and payable in March 2024. The borrowing was guaranteed by Jiangxi Jinko.

In 2022, the Group entered into a 4-year loan agreement with China CITIC Bank. for a principle amount of RMB164 million with the interest rate of 3.65%, which was due and payable from November 2023 to May 2026. The borrowing was guaranteed by Jiangxi Jinko. As of December 31, 2022, the total outstanding balances amounted to RMB160 million, including RMB4 million due in November 2023.

The long-term borrowings contain covenants including, among others, those related to certain financial metrics, liens, consolidation, merger and sale of the Group’s assets. The Group is in compliance with all of the loan covenants as of December 31, 2021 and 2022.

2)    Financings associated with failed sale-leaseback transactions

During the year ended December 31, 2021 and 2022, the Group sold certain machinery and equipment with total carrying amount of RMB2,630 million and RMB1,761 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB3,334 million and RMB1,768 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Group identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2022, the Group recorded RMB2,596 million under long-term borrowings, including RMB1,133 million as current portion.

3)    Other long-term borrowings

In the February 2018, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB1.3 billion had been made by the non-controlling shareholders through December 31, 2021. The Group controls and consolidates such entity in its financial statements. In October 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Sichuan and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 30% equity interests (the non-controlling interest) held by the government background funds upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB997 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,114 million, with the difference recorded against additional paid-in-capital. In addition, in July, September and October 2021, the Jinko Sichuan received capital injection with the amount of RMB100 million, RMB150 million and RMB50 million from government background funds which bear a fixed annual return of 5.18%, and shall be repaid upon the fifth anniversary of the capital injection date. The Group recorded such capital injection as long-term borrowings. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB1,560 million and RMB1,633 million, respectively.

In the second and third quarter of 2018, government background companies made capital injection with the amounted of RMB517 million into Haining Jinko. In the third quarter of 2019, to support developments of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko as capital injections through limited partnership established together with Zhejiang Jinko. The total capital injection received from government funds in the year of 2019 amounted to RMB846 million. In the fourth quarter of 2020, the Group entered into supplementary investments agreement with government background funds, pursuant to which the government background funds will no longer participate in any business decision of Haining Jinko and enjoys fixed annual return within the range from 4.75% to 5.23% on their capital injections respectively. Additionally, the Group shall repurchase all the equity interests (the non-controlling interest) held by the government background funds upon the fifth or sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB1,164 million was derecognized, and the new loan liabilities was recorded at fair value of RMB1,193 million with the difference recorded against additional paid-in-capital. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB1,096 million and RMB1,099 million respectively.

In the September 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB765 million had been made by the non-controlling shareholders through December 31, 2020. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background funds, pursuant to which the government background funds will no longer participates in any business decision of Jinko Yiwu and enjoys a fixed annual return of 6% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background funds upon the fifth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB779 million was derecognized, and the new loan liabilities was recorded at fair value of RMB818 million, with the difference recorded against additional paid-in-capital. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB757 million and RMB754 million, respectively.

In the December 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB1.1 billion had been made by the non-controlling shareholder through December 31, 2022. The Group controls and consolidates such entity in its financial statements. In August 2020, Jiangxi Jinko entered into a supplementary investment agreement with the government background fund, pursuant to which the government background fund will no longer participates in any business decision of Jinko Chuzhou and enjoys a fixed annual return of 4.35% on its capital injection. Additionally, Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the capital injection date with a repurchase price equivalent to the capital injection made by the government background fund. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. The Group assessed the impact of the above amendments and concluded that these amendments represented a settlement of the non-controlling interests given characteristics of the non-controlling interests has been completely changed to loan liabilities. At the time of the settlement, the carrying amount of the non-controlling interests with the amount of RMB859 million was derecognized, and the new loan liabilities was recorded at fair value of RMB846 million, with the difference recorded against additional paid-in-capital. In July and September 2021, Jinko Chuzhou received two 5-year loans with the amount of RMB150 million and RMB100 million from the government background fund which both bear a fixed annual return of 4.35%. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB1,025 million and RMB701 million, respectively.

In September and October 2021, Rui Xu entered into two 5-year loan agreements with a government background company with the principle amount of RMB20 million and RMB20 million and the interest rate of 5.05% and 5.05%, respectively. As of December 31, 2022, the total outstanding balances amounted to RMB40 million.

In April 2020, Jiangxi Jinko, together with a government background fund, established Jinko ShangRao. The Group controls and consolidates such entity in its financial statements. Pursuant to the investment agreement entered by Jiangxi Jinko and the government background fund, the government background fund will provide its investment into Shangrao Jinko of RMB4.5 billion with the interest rate stipulated by bank for the corresponding period. Jiangxi Jinko shall repurchase all the 45% equity interests (the non-controlling interest) held by the government background fund upon the sixth anniversary of the date of the investment agreement with a repurchase price equivalent to the capital injection made by the government background funds. Considering the government investment shall be repaid on a fixed date and for fixed amounts, redemption of the government investment is considered to be mandatory and certain to occur and is not upon the occurrence of a conditional event nor depends upon the satisfaction of a specified contingency. Therefore, these government investments were accounted as loan liabilities.

In January 2021, Jinko Shangrao received a 5-year loan with the amount of RMB98 million from the government background fund which bears a fixed annual return of 4.9%. In June 2021, to further support the development of Jinko Shangrao, the government background fund entered into agreement with Jiangxi Jinko to waive interests associated with the government loans during the period from January 1 to December 31, 2021. Considering the cash flow effect on a present value basis is less than 10 percent, the interest waiving is regarded as a modification of the government loan, and therefore, established a new effective interest based on the carrying value of the government loan and the revised cash flows since the modification date on June 25, 2021. No gain or loss was recorded in relation to the modification in 2021. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB2,017 million and RMB2,059 million, respectively.

In July 2020, the Group entered into a 2-year loan agreement with Ping An International Financial Leasing Co., Ltd. for a principle amount of RMB49,263 million which was repayable from July 2020 to July 2022. The borrowing was guaranteed by Jiangxi Jinko. The loan was repaid in July 2022.

In July 2021, Haining Jinko entered into a 5-year loan agreement with a government background company with the principle amount of RMB690 million and interest rate of LPR plus 10%. The loan will be repaid upon the fifth anniversary of the borrowing date. The borrowing was guaranteed by Jiangxi Jinko and Zhejiang Jinko. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB690 million and RMB591 million, respectively.

In October 2021, Anhui Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB455 million and interest rate of 5.58%. The loan will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB434 million and RMB465 million, respectively.

In October and December 2021, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB200 million and RMB100 million and interest rate of 4.90% and 4.90%, respectively. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2021 and 2022, the total outstanding balances amounted to RMB287 million and RMB278 million, respectively. In January 2022, Yushan Jinko entered into a 6-year loan agreement with a government background company with the principle amount of RMB100 million interest rate of 4.90%. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB100 million.

In 2022, Anhui Jinko entered into three separate 6-year loan agreements with a government background company with the principle amount of RMB83 million, RMB66 million and RMB66 million with the interest rate of 5.58%, 5.58% and 5.57%, respectively. These loans will be repaid upon the sixth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB215 million.

In July 2022, Jinko Feidong entered into a 5-year loan agreement with a government background company with the principle amount of RMB205 million and interest rate of 4.75%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB208 million. In July 2022, Jinko Leshan entered into a 4-year loan agreement with a government background company with the principle amount of RMB150 million and interest rate of 6%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB51 million.

In August 2022, Haining Jinko entered into a 5-year loan agreement with a government background company with the principle amount of RMB1,000 million and interest rate of 5.06%. The loan will be repaid upon the fifth anniversary of the borrowing date. As of December 31, 2022, the total outstanding balances amounted to RMB1,006 million.